Subsequent Events - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	0 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011	Jun. 17, 2014 Subsequent Events [Member]	Jun. 16, 2014 Subsequent Events [Member]	Jun. 17, 2014 Subsequent Events [Member] The '780 Patent [Member]	Jun. 17, 2014 Subsequent Events [Member] The '100 Patent [Member]
Subsequent Event [Line Items]
Number of stock options exercised	500	23,700	291,555	32,775		500
Stock options granted to directors or employees						0
Stock options exercise price		$ 53.27				$ 26.09
Certification notice letter					The notice letter contended that the Company’s U.S. Patent No. 8,277,780 (the “’780 Patent”), expiring on April 23, 2028, and U.S. Patent No. 5,990,100 (the “’100 Patent”), expiring March 24, 2018, to which the Company has a license, were invalid, unenforceable or not infringed.
Patent expiration date							Apr. 23, 2028	Mar. 24, 2018